Income taxes - Schedule of Domestic and Foreign (loss) Income Before Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Taxes And Tax Related [Line Items]
(Loss) income before income taxes	$ (69,276)	$ (2,328)	$ (79,873)	$ (11,869)
Predecessor
Income Taxes And Tax Related [Line Items]
Domestic (Loss) income before income taxes					$ (76,255)	$ 20,193
Foreign (Loss) income before income taxes					60,495	54,291
(Loss) income before income taxes					$ (15,760)	$ 74,484